Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 203,955	$ 25,584	$ 707
Restated balance as at April 1, 2019				$ 25,584
Proceeds from issuance of convertible notes (excluding equity component)		191,127
Direct cost incurred in relation to convertible notes (excluding equity component)		(5,434)
Acquired thourgh business combination			954
Additions to lease liabilities	1,804	1,277	3,974
Adjustment due to modifications	(1,053)	(8,564)
Payment of lease liabilites	(1,771)	(2,045)	(3,481)
Proceeds from bank loans	1,169	191	702
Repayment of bank loans (refer note 28)	(479)	(505)	(316)
Interest accrued	15,313	3,864	2,792
Interest paid	(1,647)	(1,983)	(2,792)
Effect of change in foreign exchange rates	(707)	443	(1,833)
Ending balance	216,584	203,955	25,584
Impact due to Initial Application of IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Impact due to initial application of IFRS 16			24,877
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	735	1,031	707
Restated balance as at April 1, 2019				707
Acquired thourgh business combination			9
Proceeds from bank loans	1,169	191	702
Repayment of bank loans (refer note 28)	(479)	(505)	(316)
Interest accrued	78	116	61
Interest paid	(78)	(116)	(61)
Effect of change in foreign exchange rates	(33)	18	(71)
Ending balance	1,392	735	1,031
Convertible Notes [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	187,574
Proceeds from issuance of convertible notes (excluding equity component)		191,127
Direct cost incurred in relation to convertible notes (excluding equity component)		(5,434)
Interest accrued	13,666	1,881
Ending balance	201,240	187,574
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	15,646	24,553
Restated balance as at April 1, 2019				$ 24,877
Acquired thourgh business combination			945
Additions to lease liabilities	1,804	1,277	3,974
Adjustment due to modifications	(1,053)	(8,564)
Payment of lease liabilites	(1,771)	(2,045)	(3,481)
Interest accrued	1,569	1,867	2,731
Interest paid	(1,569)	(1,867)	(2,731)
Effect of change in foreign exchange rates	(674)	425	(1,762)
Ending balance	$ 13,952	$ 15,646	24,553
Lease Liabilities [Member] | Impact due to Initial Application of IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Impact due to initial application of IFRS 16			$ 24,877